UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22729

The Eudora Funds

(Exact Name of Registrant as Specified in Charter)

8 West 40th Street, 4th Floor

New York, NY 10018

(Address of Principal Executive Offices)(Zip Code)

CT Corporation System

1300 East 9th Street

Cleveland, OH 44114

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

 Thompson Hine LLP

41 S. High Street, 17th Floor

 Columbus, Ohio 43215

Registrant’s Telephone Number, including Area Code:  (347) 559-6565

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Eudora Fund
	Schedule of Investments
	July 31, 2013 (Unaudited)

Shares		Value

COMMON STOCK - 26.07%

Deep Sea Foreign Transportation of Freight - 6.04%
8,539	SEACOR Holdings, Inc. *	$ 747,675

Gold & Silver Ores - 4.85%
3,700	Agnico-Eagle Mines Ltd. (Canada)	105,117
6,000	AngloGold Ashanti Ltd. ADR	79,020
5,900	Barrick Gold Corp. (Canada)	100,123
4,000	Goldcorp, Inc. (Canada)	112,920
1,700	Randgold Resources Ltd. ADR	126,259
13,400	Sandstorm Gold Ltd. (Canada) *	76,782
		600,221
Pharmaceutical Preparations - 6.41%
20,000	Teva Pharmaceutical Industries, Ltd.	794,000

Services Business Services, NEC - 5.17%
118,800	Tech Target, Inc. *	640,332

Services-Computer Programming Services - .89%
30,278	CIBER, Inc.	110,212

Services-Management Consulting Services - 1.07%
50,332	Information Services Group, Inc. *	132,876

Telephone Communications (No Radio Telephone) - 1.64%
9,800	IDT Corp., Class B	202,566

TOTAL FOR COMMON STOCK (Cost $2,925,502) - 26.07%		3,227,882

EXCHANGE TRADED FUNDS - 1.71%
5,563	iShares MSCI Global God Miners	60,702
1,000	Market Vectors Gold Miners	26,990
3,075	Market Vectors Junior Gold Miners	124,445

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $232,409) - 1.71%		212,137

REAL ESTATE INVESTMENT TRUSTS - 4.35%
45,200	Annaly Capital Management, Inc.	538,784

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $584,972) - 4.35%		538,784

SHORT-TERM INVESTMENTS - 66.89%
8,281,316	Federated US Treasury Cash Reserve Fund-Service Shares **0% (Cost $8,281,316)	8,281,316

TOTAL INVESTMENTS (Cost $12,024,199) - 99.03%		12,260,119

OTHER ASSETS LESS LIABILITIES - .97%		119,613

NET ASSETS - 100.00%		$ 12,379,732

* Non-income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at July 31, 2013.

NOTES TO FINANCIAL STATEMENTS
The Eudora Fund
1. SECURITY TRANSACTIONS

At July 31, 2013 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $12,024,199 amounted to $400,192, which consisted of aggregate gross unrealized appreciation of $560,387 and aggregate gross unrealized depreciation of $160,195.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to the valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$3,227,882	$0	$0	$3,227,882
Exchange Traded Funds	$212,137	$0	$0	$212,137
Real Estate Investment Trusts	$538,784	$0	$0	$538,784
Cash Equivalents	$8,281,316	$0	$0	$8,281,316
Total	$12,260,119	$0	$0	$12,260,119

	The Eudora Fund
	Schedule of Securities Sold Short
	July 31, 2013 (Unaudited)

COMMON STOCK

Metal Mining
25,000	Fortescue Metal Group, Ltd. (Australia)	$ 82,247

National Commercial Banks
5,000	Australia & New Zealand Banking (Australia)	133,753
10,000	Bank of Queensland, Ltd. (Australia)	85,573
4,500	Commonwealth Bank of Australia (Australia)	300,175
5,000	National Bank FPO (Australia)	140,360
9,500	Westpac Banking Corp. (Australia)	263,780
		923,641

TOTAL FOR COMMON STOCK (Cost $1,171,161) - 8.13%		1,005,888

ITEM 2. CONTROLS AND PROCEDURES.

     (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

     (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Eudora Funds

By /s/ David Cohen

 David Cohen

 Trustee

Date: September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ David Cohen

David Cohen

Trustee

Date September 23, 2013